June 30, 2011	• Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Semi-Annual
Report

TABLE OF CONTENTS
PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

     The 2011 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2011 (Unaudited)

	Variable Accounts
	I	IV	VII	X	XI	XII	XIII	XIV
ASSETS
Investments in affiliated mutual funds, at value:
Cash Management Portfolio Class I	$823,490
Inflation Managed Portfolio Class I		$757,684
Main Street® Core Portfolio Class I			$12,813,530
Managed Bond Portfolio Class I				$7,611,298
High Yield Bond Portfolio Class I					$141,694
Equity Index Portfolio Class I						$1,563,429
International Value Portfolio Class I							$807,243
Growth LT Portfolio Class I								$2,102,018
Receivables:
Fund shares redeemed	28	26	427	256	5	52	27	70

Total Assets	823,518	757,710	12,813,957	7,611,554	141,699	1,563,481	807,270	2,102,088

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	28	26	427	256	5	52	27	70
Other	1,305	749	3,828	2,400	196	2,819	824	4,160

Total Liabilities	1,333	774	4,255	2,656	201	2,871	851	4,230

NET ASSETS	$822,185	$756,935	$12,809,702	$7,608,898	$141,498	$1,560,610	$806,419	$2,097,858

Units Outstanding	350,041	184,667	3,982,596	2,770,697	62,022	520,970	543,412	635,743

Accumulation Unit Value	$2.35	$4.10	$3.22	$2.75	$2.28	$3.00	$1.48	$3.30

Cost of Investments	$818,900	$661,351	$12,298,192	$6,999,946	$132,329	$1,222,349	$841,220	$1,602,951

Shares Owned in each Portfolio	81,651	64,208	697,851	658,889	21,958	53,758	70,692	105,515

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)

	Variable Accounts
	I	IV	VII	X	XI	XII	XIII	XIV
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$6,548	$—	$29,833	$4,689	$—	$9,533	$—
EXPENSES
Mortality and expense risk	4,950	4,396	77,894	45,871	924	9,268	4,827	12,583
Operating expenses	166	148	2,618	1,542	31	311	163	423

Total Expenses	5,116	4,544	80,512	47,413	955	9,579	4,990	13,006

Net Investment Income (Loss)	(5,116)	2,004	(80,512)	(17,580)	3,734	(9,579)	4,543	(13,006)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	97	2,383	58,749	(13,402)	(59)	(553)	(19,562)	14,902
Capital gain distributions from affiliated mutual fund investments	—	33,093	1,005,033	259,474	—	—	—	71,714

Realized Gain (Loss)	97	35,476	1,063,782	246,072	(59)	(553)	(19,562)	86,616

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(97)	(1,182)	(688,725)	(51,104)	2,746	86,681	56,694	(3,228)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,116)	$36,298	$294,545	$177,388	$6,421	$76,549	$41,675	$70,382

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010	2011(1)	2010	2011(1)	2010
	I		IV		VII		X		XI
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,116)	($10,529)	$2,004	$5,565	($80,512)	$48,568	($17,580)	$166,733	$3,734	$10,594
Realized gain (loss)	97	274	35,476	1,057	1,063,782	17,067	246,072	31,378	(59)	(647)
Change in unrealized appreciation (depreciation) on investments	(97)	(780)	(1,182)	44,874	(688,725)	819,916	(51,104)	318,624	2,746	10,988

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,116)	(11,035)	36,298	51,496	294,545	885,551	177,388	516,735	6,421	20,935

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	3	13	—	—	29,233	60,457	8,363	80,425	—	—
Transfers between variable and fixed accounts, net	31,691	(2,948)	21,520	3,655	(89,353)	10,494,072	(214,587)	959,941	21,269	(2,167)
Contract charges and deductions	(35,780)	(15,393)	—	(6,148)	(268,401)	(28,567)	(229,298)	(129,354)	(14,815)	(150)
Surrenders	(8,137)	(18,881)	(34,793)	—	(662,641)	(253,305)	(155,603)	(842,287)	(35,154)	(1,123)
Other	6	(12)	(41)	(58)	340	399	(171)	(527)	(7)	(24)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(12,217)	(37,221)	(13,314)	(2,551)	(990,822)	10,273,056	(591,296)	68,198	(28,707)	(3,464)

NET INCREASE (DECREASE) IN NET ASSETS	(17,333)	(48,256)	22,984	48,945	(696,277)	11,158,607	(413,908)	584,933	(22,286)	17,471

NET ASSETS
Beginning of Year or Period	839,518	887,774	733,951	685,006	13,505,979	2,347,372	8,022,806	7,437,873	163,784	146,313

End of Year or Period	$822,185	$839,518	$756,935	$733,951	$12,809,702	$13,505,979	$7,608,898	$8,022,806	$141,498	$163,784

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	XII		XIII		XIV
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($9,579)	$10,535	$4,543	$11,704	($13,006)	($3,014)
Realized gain (loss)	(553)	(4,475)	(19,562)	(37,411)	86,616	(6,965)
Change in unrealized appreciation (depreciation) on investments	86,681	176,225	56,694	35,171	(3,228)	197,356

Net Increase in Net Assets Resulting from Operations	76,549	182,285	41,675	9,464	70,382	187,377

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	—	12,450	—	989	5	993
Transfers between variable and fixed accounts, net	44,765	14,521	(14,038)	31,948	(35,972)	(271,863)
Contract charges and deductions	(8,198)	(84,600)	(4,056)	(24,916)	(9,756)	(21,004)
Surrenders	(49,768)	(166,239)	(32,659)	(28,116)	(55,699)	(158,823)
Other	(154)	(307)	770	(40)	(156)	(391)

Net Decrease in Net Assets Derived from Account Transactions	(13,355)	(224,175)	(49,983)	(20,135)	(101,578)	(451,088)

NET INCREASE (DECREASE) IN NET ASSETS	63,194	(41,890)	(8,308)	(10,671)	(31,196)	(263,711)

NET ASSETS
Beginning of Year or Period	1,497,416	1,539,306	814,727	825,398	2,129,054	2,392,765

End of Year or Period	$1,560,610	$1,497,416	$806,419	$814,727	$2,097,858	$2,129,054

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Investment	Expense	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Income Ratio (1)	Ratio (2)	Return (3)
I
01/01/2011 - 06/30/2011 (Unaudited)	$2.35	350,041	$822,185	0.00%	1.23%	(0.61%)
2010	2.36	355,249	839,518	0.01%	1.23%	(1.28%)
2009	2.39	370,878	887,774	0.25%	1.23%	(1.05%)
2008	2.42	522,558	1,264,179	2.10%	1.23%	1.11%
2007	2.39	575,243	1,376,356	4.91%	1.24%	3.70%
2006	2.31	527,503	1,217,093	4.67%	1.23%	3.41%

IV
01/01/2011 - 06/30/2011 (Unaudited)	$4.10	184,667	$756,935	1.77%	1.23%	4.97%
2010	3.90	187,957	733,951	2.00%	1.23%	7.45%
2009	3.63	188,490	685,006	4.14%	1.23%	19.51%
2008	3.04	178,532	542,919	2.76%	1.23%	(10.45%)
2007	3.40	227,960	774,128	4.18%	1.24%	8.79%
2006	3.12	358,813	1,120,077	3.97%	1.23%	(0.71%)

VII
01/01/2011 - 06/30/2011 (Unaudited)	$3.22	3,982,596	$12,809,702	0.00%	1.23%	2.20%
2010	3.15	4,291,447	13,505,979	2.39%	1.22%	14.84%
2009	2.74	856,545	2,347,372	1.53%	1.23%	27.78%
2008	2.14	927,110	1,988,460	1.34%	1.23%	(39.62%)
2007	3.55	1,076,091	3,822,390	1.06%	1.24%	3.12%
2006	3.44	1,323,961	4,560,747	1.22%	1.23%	13.77%

X
01/01/2011 - 06/30/2011 (Unaudited)	$2.75	2,770,697	$7,608,898	0.77%	1.23%	2.30%
2010	2.68	2,988,599	8,022,806	3.47%	1.23%	7.63%
2009	2.49	2,982,086	7,437,873	6.61%	1.23%	19.53%
2008	2.09	3,241,818	6,764,527	4.46%	1.23%	(2.91%)
2007	2.15	3,483,955	7,487,539	4.42%	1.24%	7.20%
2006	2.00	3,708,542	7,435,052	4.01%	1.23%	3.53%

XI
01/01/2011 - 06/30/2011 (Unaudited)	$2.28	62,022	$141,498	6.04%	1.23%	3.80%
2010	2.20	74,521	163,784	7.65%	1.23%	13.12%
2009	1.94	75,309	146,313	8.03%	1.23%	38.16%
2008	1.41	70,347	98,921	9.11%	1.23%	(23.15%)
2007	1.83	55,697	101,914	7.46%	1.24%	1.18%
2006	1.81	83,475	150,957	7.37%	1.22%	8.09%

XII
01/01/2011 - 06/30/2011 (Unaudited)	$3.00	520,970	$1,560,610	0.00%	1.23%	5.23%
2010	2.85	526,036	1,497,416	1.96%	1.23%	13.40%
2009	2.51	613,235	1,539,306	1.79%	1.23%	24.82%
2008	2.01	612,225	1,231,216	1.93%	1.23%	(38.12%)
2007	3.25	648,443	2,107,365	1.78%	1.24%	3.94%
2006	3.13	767,211	2,398,934	1.72%	1.23%	14.11%

XIII
01/01/2011 - 06/30/2011 (Unaudited)	$1.48	543,412	$806,419	2.35%	1.23%	5.32%
2010	1.41	578,232	814,727	2.73%	1.23%	1.33%
2009	1.39	593,613	825,398	2.45%	1.23%	26.44%
2008	1.10	585,643	644,048	2.48%	1.23%	(48.42%)
2007	2.13	740,760	1,579,482	2.11%	1.24%	4.94%
2006	2.03	659,597	1,340,263	1.48%	1.23%	24.16%

XIV
01/01/2011 - 06/30/2011 (Unaudited)	$3.30	635,743	$2,097,858	0.00%	1.23%	3.37%
2010	3.19	666,908	2,129,054	1.09%	1.23%	9.88%
2009	2.91	823,569	2,392,765	1.05%	1.23%	35.61%
2008	2.14	833,152	1,785,025	0.48%	1.23%	(41.68%)
2007	3.67	899,579	3,304,587	0.43%	1.24%	14.21%
2006	3.22	1,043,567	3,356,613	0.61%	1.23%	8.38%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.
See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) operates as a unit investment trust under the Investment Company Act of 1940, as amended, and is divided into subaccounts (“Variable Accounts”). The assets in each Variable Account invest in Class I shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), an affiliated mutual fund (see Note 3), as follows:

Variable Accounts	Portfolios
I	Cash Management Portfolio
IV	Inflation Managed Portfolio
VII	Main Street® Core Portfolio
X	Managed Bond Portfolio
XI	High Yield Bond Portfolio
XII	Equity Index Portfolio
XIII	International Value Portfolio
XIV	Growth LT Portfolio
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The net assets of the Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Variable Account II and Variable Account IX, respectively, were transferred to the Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Variable Account VII and Variable Account X, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 1,721,803 outstanding accumulation units (valued at $9,484,310) of the Variable Account II were exchanged for 3,171,744 accumulation units with equal value of the Variable Account VII, and a total of 809,639 outstanding accumulation units (valued at $2,018,885) of the Variable Account IX were exchanged for 371,336 accumulation units (valued at $1,110,387) of the Variable Account VII and 330,314 accumulation units (valued at $908,498) of the Variable Account X.
     Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.
     The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2011, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Fund’s Investment Adviser for Fund expenses in excess of stated expense limitations. For the period ended June 30, 2011, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.
     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets.
     In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of each Variable Account invest in shares of the corresponding Portfolios of the Fund, an affiliated mutual fund. Each Portfolio pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of the Fund, which are provided separately. For the period ended June 30, 2011, PLFA received advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.65% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee from the Portfolios of 0.20% based on an annual percentage of average daily net assets of each Portfolio.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2011, were as follows:

Variable Accounts	Purchases	Sales
I	$31,580	$48,918
IV	71,582	49,759
VII	1,265,264	1,331,508
X	318,749	668,095
XI	62,236	87,203
XII	122,156	144,937
XIII	42,128	88,338
XIV	71,714	114,428

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2011, the Separate Account’s holdings as presented in the Statements of Assets and Liabilities on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2011 and for the year ended December 31, 2010 were as follows:

	2011			2010
	Units	Units	Net	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	Decrease	Issued	Redeemed	(Decrease)
I	13,435	(18,643)	(5,208)	6	(15,635)	(15,629)
IV	8,089	(11,379)	(3,290)	5,351	(5,884)	(533)
VII	92,828	(401,679)	(308,851)	3,574,440	(139,538)	3,434,902
X	12,418	(230,320)	(217,902)	398,704	(392,191)	6,513
XI	25,345	(37,844)	(12,499)	9,789	(10,577)	(788)
XII	41,298	(46,364)	(5,066)	16,281	(103,480)	(87,199)
XIII	22,286	(57,106)	(34,820)	58,538	(73,919)	(15,381)
XIV	98	(31,263)	(31,165)	2,309	(158,970)	(156,661)

Pacific Life Insurance Company
Mailing Address:
PO Box 2378
Omaha, Nebraska 68103-2378

Semi-Annual Report
as of June 30, 2011

•	Pacific Corinthian Variable Separate Account of Pacific Life Insurance Company

Form No. 1211-11A